Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Revenues
Licensing and collaboration revenue			¥ 30,000
Expenses
Research and development expenses	¥ (698,461)	$ (102,872)	(578,377)
Administrative expenses	(310,775)	(45,772)	(582,732)
Loss from operations	(1,009,236)	(148,644)	(1,131,109)
Interest income	18,658	2,748	22,828
Interest expense	(957)	(141)	(2,466)
Other income, net	420,900	61,992	1,758
Fair value change of warrants			5,609
Loss before income tax expense	(570,635)	(84,045)	(1,103,380)
Income tax expense	0
Net loss attributable to I-MAB	(570,635)	(84,045)	(1,103,380)
Net loss attributable to ordinary shareholders	(570,635)	(84,045)	(1,103,380)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	15,530	2,288	66,254
Total comprehensive loss attributable to I-MAB	(555,105)	(81,757)	(1,037,126)
Net loss attributable to ordinary shareholders	¥ (570,635)	$ (84,045)	¥ (1,103,380)
Weighted-average number of ordinary shares used in calculating net loss per share—basic and diluted | shares	126,758,926	126,758,926	7,184,086
Net loss per share attributable to ordinary shareholders
—Basic | (per share)	¥ (4.50)	$ (0.66)	¥ (153.59)
—Diluted | (per share)	¥ (4.50)	$ (0.66)	¥ (153.59)